UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2011

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ANNUAL REPORT
March 31, 2011

www.StrategicLatinAmericaFund.com

Strategic Latin America Fund
a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance and Summary	3
Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	20
Supplemental Information	21

This report and the financial statements contained herein are provided for the general information of the shareholders of the Strategic Latin America Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

STRATEGIC LATIN AMERICA FUND

Dear Shareholder,

Strategic Latin America Fund (SLATX) was launched on May 3, 2010 after months of analysis, product design and efforts aimed at bringing a single investment vehicle that captured both exposure to the Latin America Region and leveraged the experience from a team of investment professionals that were born and raised in the region.  As such, SLATX`s flexible investment strategy and skepticism to setting specific targets as far as country or asset allocations is one of the key differences in our approach.  We at Strategic Asset Management, Ltd. (as advisors to SLATX) believe that opportunities can be found if there is disciplined patience and diligence.  We also believe that although the Region is physically and economically connected, each country must be treated and analyzed as a separate component.  That is, anticipating when to over-weigh a country, anticipating when to under-weigh a sector, anticipating when equities are priced more attractively and anticipating when fixed income offers a more attractive investment.

As we close in on our first year of operations, I would like to share with you the following:

As implicit to the name of the Fund, efforts were made to have at least 80% of the portfolio invested in the Region.  It is worth noting that not all countries that make up the Region are present in the portfolio holdings as can be seen in the Schedule of Investments.  The reason for not investing in all countries from the Region is quite simple:  after analyzing the different options we did not believe that the opportunities were there. We do monitor and analyze most countries should conditions in each country change.  Another aspect worth highlighting is the 20% portion of the Fund`s portfolio that may be invested outside the Region.  During the last year we have focused this portion allowed mainly to the US market (both equities and fixed income) to gain exposure to the US should economic recovery take a more rapid pace.

Our portfolio turnover rate for the year was 273% which reflects the volume and frequency with which trades are placed.  We believe that given the dynamic conditions found in the Region (and the rest of the world to a certain extent) daily monitoring (and trading) of the portfolio needs to take place to account for political, social and economic factors. One of the key drivers of frequent trading is directly related to the fluctuations in exchange rates that the currencies from the Region undergo – often times as a response to funds flowing in (via commodities purchased for example) while other times more as a result of monetary policy being applied.  We would like to mention that we monitor exchange rates frequently throughout the day and periodically conduct trend analysis to interpret general headings.  Due to the high prices of commodities and given that the Region is rich in commodities and precious metals, the Region as a whole has undergone a significant appreciation of their local currency during the past 6 months.

We would also like to point out that due to our professional background from an Advisor point of view (banking and finance) we tend to favor investments in this sector throughout the Region.  We estimate that the Region has undergone real economic growth in the range of 5%-7% during 2010, creating the conditions and need for more funding and financial services.  Therefore, we anticipate that attractive investment opportunities may continue to exist in this sector due to the wide reaching effect of banking services and large portions of the population without access to banking and financial services.

Furthermore, we believe that due to the sustained population growth and increase in purchasing power from a larger middle class, the Region`s internal demand for products and services creates a favorable target market for companies focusing on consumer goods and services such as food, beverages, transportation and communications.  Local companies can now focus on a much closer (and logistically easier) market, getting one step closer to elusive economies of scale found in the past.

Finally, we would like to mention that although we believe that there is a housing and infrastructure deficit (especially in the larger countries in the Region) returns on investments made in this sector have not been as favorable in the equity asset class.  We interpret this to be mainly due to stepped increases in interest rates, leading to more costly mortgages and in turn lower demand.  On the contrary, returns on investment in this same sector, but it the fixed income asset class, have proven to be very favorable.

Our performance since inception through the end of the Fund`s first fiscal year has netted a return of 8.11%, excluding the impact of the maximum sales charge.  The return for the same period was 2.67% when including the impact of the maximum sales charge.  Due to our flexible investment approach regarding asset allocation, the blended benchmark we have selected is composed as follows: 65% Credit Suisse Latin America Corporate Bond Index and 35% MSCI EM Latin America IMI Index.  In this regard, the Fund`s performance performed competitively, yet lower, than the blended benchmark which returned 11.55% for the same period.

We believe that the year to come will be a strong year for the Region.  The abundance of natural resources and growing internal consumer base will allow companies to grow within and across countries, taking on more multi-country market positioning strategies.  Although we believe inflationary pressures and volatility in the foreign exchange market from the Region will persist, opportunities either in the fixed income class or the equity class may still be found in short term intervals. We will be monitoring and analyzing changes from an economic, political and social perspective as an effort to identify these opportunities.

We appreciate having you as a shareholder!

Sincerely,

Heiner W. Skaliks

Portfolio Manager

Strategic Asset Management, Ltd.

La Paz, Bolivia

Strategic Latin America Fund
FUND PERFORMANCE AND SUMMARY at March 31, 2011

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception with a similar investment in the Custom Index.  Results include the reinvestment of all dividends and capital gains.

The Custom Index is composed of a 65% weighting in the Credit Suisse Latin America Corporate Bond Index and a 35% weighting in the MSCI EM (Emerging Markets) Latin America IMI Index.  The Credit Suisse Latin America Corporate Bond Index is a diversified basket of liquid, tradeable Latin American Corporate Bond issues that are denominated in U.S. dollar.  The MSCI EM Latin America IMI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets in Latin America.

This index does not reflect expenses, fees or sales charge, which would lower performance.  This index is unmanaged and it is not possible to invest in an index.

Total Returns as of March 31, 2011

	3 Months	6 Months	Since Inception*
Strategic Latin America Fund
- With Sales Load	-4.73%	-2.52%	2.67%
- At NAV	0.29%	2.57%	8.11%

Custom Index	1.71%	3.88%	11.55%
* Inception date 5/3/10.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Gross and net expense ratios for the Fund is 2.31% and 1.80%, respectively, which is the amount stated in the current prospectus as of the date of this report.  The contractual fee waivers are in effect through July 31, 2012.

The Fund's returns reflect payment of the maximum sales charge of 5.00%.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution of the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 60 days of purchase will be charged 2.00% redemption fee.

The Fund's advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Strategic Latin America Fund
Fund Expenses – March 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/1/10 to 3/31/11.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/10	3/31/11	10/1/10 – 3/31/11

Actual Performance	$1,000.00	$1,025.70	$9.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.96	$9.05

* Expenses are equal to the Fund’s annualized expense ratio of 1.80% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.
Assumes all dividends and distributions were reinvested.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - March 31, 2011

Principal
Amount		Value
	CORPORATE BONDS - 56.2%
	BRAZIL - 12.2%
300,000	Banco Cruzeiro do Sul SA
	7.00%, 7/8/2013	$302,250
385,000	Banco Cruzeiro do Sul SA
	8.50%, 2/20/2015	386,925
300,000	Banco Fibra SA
	5.13%, 4/29/2013	303,750
800,000	Banco Industrial e Comercial SA
	6.25%, 1/20/2013	828,200
500,000	Empresa Energetica de Sergipe / SA de Eletrificacao da Paraiba
	10.50%, 7/19/2013	562,500
800,000	JBS SA
	10.50%, 8/04/2016	902,000
		3,285,625
	CHILE - 17.3%
950,000	AES Gener SA
	7.50%, 3/25/2014	1,047,025
370,000	Banco Santander
	5.38%, 12/9/2014	383,628
770,000	Celulosa Arauco y Constitucion SA
	5.13%, 7/9/2013	809,879
820,000	Enersis SA
	7.38%, 1/15/2014	913,925
900,000	Inversiones CMPC SA
	4.88%, 6/18/2013	938,682
600,000	Telefonica Moviles Chile SA
	2.88%, 11/09/2015	580,740
		4,673,879
	COLOMBIA - 4.7%
200,000	AES Chivor & Cia SCA ESP
	9.75%, 12/30/2014	235,100
200,000	BanColombia SA
	4.25%, 1/12/2016	197,890
780,000	EEB International Ltd.
	8.75%, 10/31/2014	842,400
		1,275,390
	MEXICO - 18.8%
500,000	Alestra SA
	11.75%, 8/11/2014	582,500
250,000	Banco Mercantil del Norte SA
	4.38%, 7/19/2015	253,750
300,000	Banco Mercantil del Norte SA
	6.14%, 10/13/2016	301,320
200,000	BBVA Bancomer SA
	4.50%, 3/10/2016	201,424

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - March 31, 2011

Principal
Amount		Value
	MEXICO - (CONTINUED)
600,000	Controladora Mabe SA CV
	6.50%, 12/15/2015	$625,500
874,000	Corp GEO SAB de CV
	8.88%, 9/25/2014	972,325
500,000	Desarrolladora Homex SAB de CV
	7.50%, 9/28/2015	517,500
800,000	Financiera Independencia SAB de CV
	10.00%, 3/30/2015	868,000
670,000	Grupo Petrotemex SA de CV
	9.50%, 8/19/2014	747,050
		5,069,369
	PERU - 1.8%
500,000	Banco de Credito del Peru
	4.75%, 3/16/2016	496,550

	UNITED STATES - 1.4%
385,670	Continental Airlines 2007-1 Class C Pass Through Trust
	7.34%, 4/19/2014	383,742

	TOTAL CORPORATE BONDS
	(Cost $15,121,686)	15,184,555

Number		Country
of Shares		Code	Value

	COMMON STOCKS - 36.9%
	CONSUMER DISCRETIONARY - 6.2%
14,000	Desarrolladora Homex SAB de CV - ADR*	MX	381,500
15,000	Ford Motor Co. *	US	223,650
13,050	Gafisa SA - ADR	BR	167,562
19,500	Grupo Televisa SA - ADR *	MX	478,335
8,500	Target Corp.	US	425,085
			1,676,132
	CONSUMER STAPLES - 3.6%
34,000	Alicorp SA	PE	65,443
200	BRF - Brasil Foods SA - ADR	BR	3,818
17,000	Cia de Bebidas das Americas - ADR	BR	481,270
2,000	Coca-Cola Femsa SAB de CV - ADR	MX	153,980
5,685	Molson Coors Brewing Co. - Cl. B	US	266,570
			971,081
	FINANCIALS - 9.9%
8,475	Banco Latinoamericano de Comercio Exterior SA - Cl. E	PA	147,973
3,500	BanColombia SA - ADR	CO	219,310
47,000	Bank of America Corp.	US	626,510
129,512	Citigroup, Inc. *	US	572,443
8,000	Credicorp Ltd.	PE	839,440
18,332	IRSA Inversiones y Representaciones SA - ADR	AR	254,081
			2,659,757

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - March 31, 2011

Number		Country
of Shares		Code	Value
	HEALTH CARE - 0.6%
5,000	Merck & Co., Inc.	US	$165,050

	INDUSTRIALS - 5.3%
5,000	Copa Holdings SA - Cl. A	PA	264,000
70,000	Delta Air Lines, Inc. *	US	686,000
31,000	Grana y Montero SA	PE	68,619
16,579	Lan Airlines SA - ADR	CL	424,257
			1,442,876
	MATERIALS - 10.3%
93,805	Cemex SAB de CV - ADR *	MX	837,677
22,084	Cia de Minas Buenaventura SA - ADR	PE	948,949
10,000	Southern Copper Corp.	PE	402,700
18,016	Vale SA - ADR	BR	600,834
			2,790,160
	TELECOMMUNICATIONS - 0.5%
2,250	America Movil SAB de CV - Series L - ADR	MX	130,725

	UTILITIES - 0.5%
50,000	Empresa de Distribucion Electrica de Lima Norte SA	PE	65,942
28,000	Luz del Sur SAA	PE	67,867
			133,809

	TOTAL COMMON STOCKS
	(Cost $10,541,601)		9,969,590

	EXCHANGE TRADED FUNDS - 5.9%
9,000	iShares MSCI All Peru Capped Index Fund	PE	410,850
6,000	iShares MSCI Mexico Investable Market Index Fund	MX	377,100
3,680	SPDR S&P 500 ETF Trust	US	487,637
12,000	Technology Select Sector SPDR Fund	US	312,840
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $1,548,430)		1,588,427

Principal
Amount
	SHORT TERM INVESTMENTS - 1.9%
509,313	UMB Money Market Fiduciary, 0.01% †	US	509,313
	TOTAL SHORT TERM INVESTMENTS
	(Cost $509,313)		509,313

	TOTAL INVESTMENTS - 100.9%
	(Cost $27,721,030)		27,251,885
	Liabilities less other assets - (0.9%)		(237,304)
	TOTAL NET ASSETS - 100%		$27,014,581

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - March 31, 2011

ADR	American Depository Receipt.
*	Non-income producing security.
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
AR	Argentina
BR	Brazil
CL	Chile
CO	Colombia
MX	Mexico
PA	Panama
PE	Peru
US	United States

Country Representation as of 3/31/11 (% of total investments)

Country Breakdown	% of Total Investments
Mexico	27.3%
Chile	18.7%
United States	17.1%
Brazil	16.6%
Peru	12.4%
Colombia	5.5%
Panama	1.5%
Argentina	0.9%
Total	100.0%

See accompanying Notes to Schedule of Investments

Strategic Latin America Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011

ASSETS
Investments in securities, at value (cost $27,721,030)	$27,251,885
Receivables:
Investment securities sold	525,144
Dividends and interest	192,600
Offering costs	2,947
Prepaid expenses	16,322
Total assets	27,988,898

LIABILITIES
Payables:
Investment securities purchased	912,568
Due to Advisor	12,706
Transfer agent fees	8,339
Fund accounting fees	6,788
Distribution fees - (Note 6)	5,697
Administration fees	3,780
Custody fees	3,309
Accrued other expenses	21,130
Total liabilities	974,317

NET ASSETS	$27,014,581

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$26,452,666
Accumulated net investment income	119,755
Accumulated net realized gain on investments	911,305
Net unrealized depreciation on investments	(469,145)
Net Assets	$27,014,581

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$27,014,581
Shares of beneficial interest issued and outstanding	2,627,016
Net asset value per share	$10.28
Maximum public offering price per share	$10.82

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENT OF OPERATIONS
For the Period May 3, 2010* through March 31, 2011

Investment Income
Income
Dividends (net of foreign withholding taxes of $4,379)	$78,120
Interest	671,476
Total income	749,596

Expenses
Advisory fee	228,484
Transfer agent fees	59,367
Distribution fees - (Note 6)	51,928
Offering costs	32,072
Fund accounting fees	30,805
Administration fees	23,660
Registration fees	22,112
Custody fees	15,201
Audit fees	14,957
Chief compliance officer fees	8,187
Legal fees	7,055
Trustees fees and expenses	5,489
Shareholder reporting fees	3,151
Insurance fees	748
Miscellaneous expenses	5,421

Total expenses	508,637
Advisory fee waived	(134,754)
Net expenses	373,883
Net investment income	375,713

Realized and Unrealized Gain (Loss) from Investments
Net realized gain on investments	1,938,474
Net realized loss on foreign currency transactions	(1,191)
Net unrealized depreciation on investments	(469,145)
Net increase from payments by affiliates (Note 3)	4,504
Net realized and unrealized gain on investments	1,472,642

Net Increase in Net Assets from Operations	$1,848,355

* Commencement of Operations

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
May 3, 2010*
to March 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$375,713
Net realized gain on investments	1,938,474
Net realized loss on foreign currency transactions	(1,191)
Net change in unrealized depreciation on investments	(469,145)
Net increase from payments by affiliates (Note 3)	4,504
Net increase in net assets resulting from operations	1,848,355

Distributions to Shareholders
From net investment income	(295,312)
From net realized gain	(1,027,298)
Total Distributions	(1,322,610)

Capital Transactions
Net proceeds from shares sold	25,290,686
Reinvestment of distributions	1,288,440
Cost of shares redeemed	(90,290)
Net change in net assets from capital transactions	26,488,836

Total increase in net assets	27,014,581

Net Assets
Beginning of period	-
End of period	$27,014,581

Accumulated net investment income	$119,755

Capital Share Transactions
Shares sold	2,509,640
Shares reinvested	125,947
Shares redeemed	(8,571)
Net increase	2,627,016

* Commencement of Operations

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.	For the period
For a capital share outstanding throughout the Period.	May 3, 2010* to
	March 31, 2011
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income	0.17	1
Net realized and unrealized gain on investments	0.64	2
Total from investment operations	0.81

Less Distributions:
From net investment income	(0.12)
From net realized gain	(0.41)
Total distributions	(0.53)

Net asset value, end of period	$10.28

Total return 3	8.11	%2, 4

Ratios and Supplemental Data
Net assets, end of period	$27,014,581

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.45	%5
After fees waived and expenses absorbed	1.80	%5
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	1.16	%5
After fees waived and expenses absorbed	1.81	%5

Portfolio turnover rate	273	%4

*	Commencement of Operations
1	Calculated based on monthly average shares outstanding
2
The Advisor reimbursed the Fund $4,504 for losses due to trading error.  As of March 31, 2011, the reimbursement amount was less than $0.01 per share.  This reimbursement had no impact to the Fund's total return.

3	Does not include payment of maximum sales charge of 5.00%. If the sales charges were included, total return would be lower.
4	Not annualized.
5	Annualized.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011

Note 1 – Organization
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
Continued

The Fund incurred offering costs of approximately $32,605, which are being amortized over a one-year period from May 3, 2010 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
Continued

The Income Tax Statement requires management of the Fund to analyze all open tax years (2011), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended March 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Strategic Asset Management, Ltd (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.80% of the Fund's average daily net assets until May 31, 2011.

For the period May 3, 2010 (commencement of operations) through March 31, 2011, the Advisor waived $134,754 of its advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At March 31, 2011, the amount of these potentially recoverable expenses was $134,754.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

The Advisor reimbursed the Fund $4,504 for losses due to a trading error.  This reimbursement had no impact to the Fund’s performance.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
Continued

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period May 3, 2010 (commencement of operations) through March 31, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period May 3, 2010 (commencement of operations) through March 31, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$27,786,000

Gross unrealized appreciation	$266,795
Gross unrealized depreciation	(800,910)

Net unrealized depreciation	$(534,115)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,096,030

Undistributed long-term capital gains	-

Tax accumulated earnings	$1,096,030

Accumulated capital and other losses	-

Unrealized depreciation	(534,115)

Total accumulated earnings	$561,915

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
Continued

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  The reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2011, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income and accumulated realized gain as follows:

Increase (Decrease)
	Undistributed Net	Accumulated
Paid in Capital	Investment Income	Realized Gains
$(40,674)	$39,354	$1,320

The tax character of the distributions paid during the fiscal year ended March 31, 2011 was as follows:

Distributions paid from:	March 31, 2011

Ordinary Income	$1,322,610
Net long term capital gains	-

Total distributions paid	$1,322,610

Note 5 - Investment Transactions
For the period May 3, 2010 (commencement of operations) through March 31, 2011, purchases and sales of investments, excluding short-term investments, were $87,506,640 and $61,978,362, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the period May 3, 2010 (commencement of operations) through March 31, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
Continued

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$9,969,590	$-	$-	$9,969,590
Exchange Traded Funds	1,588,427	-	-	1,588,427
Foreign Corporate Bonds	2,708,450	12,476,105	-	15,184,555
Short-Term Investments	509,313	-	-	509,313
Total Investments, at Value	$14,775,780	$12,476,105	$-	$27,251,885

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – March 31, 2011
Continued

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain debt securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.  In this circumstance $12,476,105 of investment securities were classified as level 2 instead of level 1.

**The Fund did not hold any level 3 securities during the period.

Note 9 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Stands Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Note 10 – Line of Credit
The Fund has an uncommitted $4,000,000 line of credit with UMBNA.  Borrowings under this arrangement bear interest at the greater of the federal funds rate plus 1.750% per annum or 2.000% per annum.  There are no borrowing activities for the fiscal year ended March 31, 2011.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions and there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statement of assets and liabilities of the Strategic Latin America Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of March 31, 2011, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period May 3, 2010 (commencement of operations) to March 31, 2011.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Latin America Fund as of March 31, 2011, and the result of its operations, the changes in its net assets and its financial highlights for the period May 3, 2010 to March 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 24, 2011

Strategic Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information
For the period ended March 31, 2011, 1.63% of dividends to be paid from net investment income, including short-term capital gains from the Fund, is designated as qualified dividend income.

For the period ended March 31, 2011, 0.75% of dividends to be paid from net investment income, including short-term capital gains from the Fund, is designated as dividends received deduction available to corporate shareholders.

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-888-716-7116.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Millera (Born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present)	35	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present)	35	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996)	35	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006)	35	None

Strategic Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006)	35	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998)
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008)	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present)	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

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Strategic Latin America Fund
a series of the Investment Managers Series Trust

Investment Advisor
Strategic Asset Management, Ltd
Calle Ayacucho No. 277
La Paz, Bolivia

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Strategic Latin America Fund	SLATX	461 418 733

Privacy Principles of the Strategic Latin America Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Strategic Latin America Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 716-7116 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 716-7116 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 716-7116. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Strategic Latin America Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-716-7116

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-716-7116.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2011	FYE 3/31/2010
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2011	FYE 3/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 3/31/2011	FYE 3/31/2010
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)  /s/ John P. Zader
John P. Zader, President

Date   June 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John P. Zader
John P. Zader, President

Date June 2, 2011

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date June 2, 2011